Stock-Based Compensation - Schedule of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
$20.49 to $23.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 20.49
Range of Exercise Price, Upper limit	$ 23.4
Number outstanding	13
Weighted-average remaining contractual life, years	6 months
Weighted-average exercise price	$ 23.27
$25.0 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 25
Range of Exercise Price, Upper limit	$ 26.1
Number outstanding	18
Weighted-average remaining contractual life, years	1 year 6 months
Weighted-average exercise price	$ 25.74
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Number outstanding	21
Weighted-average remaining contractual life, years	2 years 6 months
Weighted-average exercise price	$ 31.91